Acquisitions - Schedule of Fair Values of Assets Acquired and Liabilities Assumed (Details) (10-K) (Parenthetical)	Apr. 22, 2021 USD ($)
Merger Agreement [Member] | Oncotelic, Inc. [Member]
Consideration transferred	$ 3,727,755